Employee compensation and benefits - Employee compensation and benefits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Compensation And Benefits [Abstract]
Wages and salaries	£ 1,345	£ 1,344	£ 1,365
Social security costs	240	294	278
Other pension costs	87	68	55
Employee compensation and benefits	1,672	1,706	1,698
Employer contributions	£ 52	£ 52	£ 42